Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 396,614,448	$ 362,405,924	$ 325,886,994
Less amounts allocated to withdrawing participants	(3,739,568)	(4,374,310)
Net assets available for benefits per the Form 5500	$ 392,874,880	$ 358,031,614